Debt Financing (Tables)	12 Months Ended
Dec. 31, 2015
Debt Financing [Abstract]
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]

The Partnership had the following outstanding TOB trust financing arrangements, net of deferred financing costs as of December 31, 2015 and 2014:

TOB Trusts Securitization	Outstanding TOB Trust Financing at December 31, 2015	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
PHC Certificates (1)	$43,985,000	2012	June-16	Variable	Weekly	0.68%	1.62%	2.30%
MBS Securities - 1	2,585,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
MBS Securities - 2	4,090,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
MBS Securities - 3	5,270,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
Decatur Angle	22,847,450	2014	October-16	Fixed	N/A	N/A	N/A	4.26%
Live 929	37,935,981	2014	July-19	Fixed	N/A	N/A	N/A	4.39%
Bruton Apartments	17,246,899	2014	July-17	Fixed	N/A	N/A	N/A	4.51%
Pro Nova 2014-1	9,006,899	2014	July-17	Fixed	N/A	N/A	N/A	4.01%
Pro Nova 2014-2	8,371,899	2014	July-17	Fixed	N/A	N/A	N/A	4.01%
Concord at Gulfgate	14,936,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Concord at Little York	11,231,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Concord at Williamcrest	15,606,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Columbia Gardens	11,699,209	2015	December-17	Fixed	N/A	N/A	N/A	2.76%
Willow Run	11,698,732	2015	December-17	Fixed	N/A	N/A	N/A	2.76%
Total TOB Trust Financing\Effective Rate	$216,512,124							3.26%

(1) Comprised of three TOB Trusts

TOB Trusts Securitization	Outstanding TOB Trust Financing at December 31, 2014	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
PHC Certificates (1)	$44,660,693	2012	June-15	Variable	Weekly	0.58%	1.62%	2.20%
MBS Securities - 1	2,585,000	2012	April-15	Variable	Weekly	0.18%	0.94%	1.12%
MBS Securities - 2	4,090,000	2012	April-15	Variable	Weekly	0.18%	0.94%	1.12%
MBS Securities - 3	5,270,000	2012	April-15	Variable	Weekly	0.12%	0.94%	1.06%
The Suites on Paseo	25,535,000	2013	June-15	Fixed	N/A	N/A	N/A	1.96%
Decatur Angle	21,841,852	2014	October-16	Fixed	N/A	N/A	N/A	4.34%
Live 929	34,942,917	2014	July-19	Fixed	N/A	N/A	N/A	4.47%
Bruton Apartments	17,245,083	2014	July-17	Fixed	N/A	N/A	N/A	4.55%
Pro Nova 2014-1	9,007,656	2014	July-17	Fixed	N/A	N/A	N/A	4.05%
Pro Nova 2014-2	9,007,656	2014	July-17	Fixed	N/A	N/A	N/A	4.05%
Total TOB Trust Financing\Effective Rate	$174,185,857							3.23%

(1) Comprised of three TOB Trusts

Summary of Tax Exempt Bonds Securitization [Table Text Block]

The following tables provide the detail related to the outstanding TEBS Financing arrangements, net of deferred financing costs, as well as the year acquired, stated maturity, and annual interest rates at December 31, 2015 and 2014.

	Outstanding TEBS Financing at December 31, 2015	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
M24 TEBS Financing	$60,735,743	2010	September-17	Variable	Weekly	0.04%	1.91%	1.95%
M31 TEBS Financing (1)	92,280,069	2014	July-19	Variable	Weekly	0.02%	1.42%	1.44%
M33 TEBS Financing (1)	81,968,780	2015	July-20	Variable	Weekly	0.02%	1.26%	1.28%
Total TEBS Financing\Effective Rate	$234,984,592							1.52%

(1) Facility fees are variable

	Outstanding TEBS Financing at December 31, 2014	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
M24 TEBS Financing	$75,131,269	2010	September-17	Variable	Weekly	0.07%	1.91%	1.98%
M31 TEBS Financing (1)	92,302,337	2014	July-19	Variable	Weekly	0.05%	1.42%	1.47%
Total TEBS Financing\Effective Rate	$167,433,606							1.70%

Schedule of Securities Financing Transactions [Table Text Block]

Effective July 1, 2015, the Partnership transferred the following mortgage revenue bonds to the 2015 Sponsor pursuant to the M33 TEBS financing described above:

	Outstanding Bond Par Amounts
Description of Mortgage Revenue Bonds	December 31, 2015	July 1, 2015	Financial Statement Presentation
Avistar at the Parkway - Series A	$13,300,000	$13,300,000	Mortgage revenue bond
Glenview Apartments - Series A	4,670,000	4,670,000	Mortgage revenue bond
Heritage Square - Series A	11,185,000	11,185,000	Mortgage revenue bond
Montclair Apartments - Series A	2,530,000	2,530,000	Mortgage revenue bond
Renaissance Gateway	11,450,959	11,491,928	Mortgage revenue bond
Santa Fe Apartments - Series A	3,065,000	3,065,000	Mortgage revenue bond
Silver Moon Lodge Apartments - Series A	7,983,811	8,000,000	Mortgage revenue bond
Vantage at Harlingen	24,575,000	24,575,000	Mortgage revenue bond
Vantage at Judson	26,540,000	26,540,000	Mortgage revenue bond
Total	$105,299,770	$105,356,928

Effective July 1, 2014, the Partnership transferred the following mortgage revenue bonds to the 2014 Sponsor pursuant to the M31 TEBS Financing described above:

	Outstanding Bond Par Amounts
Description of Mortgage Revenue Bonds	December 31, 2015	December 31, 2014	Financial Statement Presentation
Arbors at Hickory Ridge	$11,450,000	$11,450,000	Mortgage revenue bond
Avistar at Chase Hill - Series A	9,935,552	10,000,000	Mortgage revenue bond
Avistar at the Crest - Series A	9,637,485	9,700,000	Mortgage revenue bond
Avistar at the Oaks - Series A	7,777,936	7,800,000	Mortgage revenue bond
Avistar in 09 - Series A	6,715,948	6,735,000	Mortgage revenue bond
Avistar on the Boulevard - Series A	16,418,497	16,525,000	Mortgage revenue bond
Avistar on the Hills - Series A	5,373,756	5,389,000	Mortgage revenue bond
Copper Gate Apartments	5,185,000	5,220,000	Mortgage revenue bond
Greens Property - Series A	8,294,000	8,366,000	Mortgage revenue bond
Harden Ranch - Series A	6,960,000	6,960,000	Mortgage revenue bond
The Palms at Premier Park Apartments	20,001,272	20,152,000	Mortgage revenue bond
Tyler Park Townhomes - Series A	6,075,000	6,075,000	Mortgage revenue bond
Westside Village Market - Series A	3,970,000	3,970,000	Mortgage revenue bond
Total	$117,794,446	$118,342,000

Schedule of Maturities of Long-term Debt [Table Text Block]

The Partnership’s aggregate borrowings as of December 31, 2015 contractually mature over the next five years and thereafter as follows:

2016	$81,807,600
2017	120,366,181
2018	43,614,419
2019	129,541,724
2020	81,101,364
Thereafter	-
Total	$456,431,288